Receivables	6 Months Ended
Jun. 30, 2024
Disclosure of acquired receivables [abstract]
Receivables	10. Receivables

	June 30, 2024	December 31, 2023
	€	€
Current tax receivable	1,095,589	615,538
VAT receivables	515,304	423,486
	1,610,893	1,039,024